     As filed with the Securities and Exchange Commission on April 30, 2001
                                                      1933 Act File No. 33-19739

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 17

                       GLOBAL GOVERNMENTS VARIABLE ACCOUNT
             (Formerly known as World Governments Variable Account)
                           (Exact Name of Registrant)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b)
/ / on [DATE] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on [DATE]pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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51782 V1
COMPASS 2

The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 29, filed with the SEC via EDGAR on April 30, 2001:

    Cross-Reference Pages
    Compass 2 Prospectus dated May 1, 2001
    Compass 2 and 3 Statement of Additional Information dated May 1, 2001 Part C